Fair Value Measurements	9 Months Ended	12 Months Ended
	Sep. 30, 2022	Dec. 31, 2021
Fair Value Measurements
Fair Value Measurements

Note 14. Fair Value Measurements

ASC 820, Fair Value Measurements, defines fair value at the exchange price that would be received for an asset or paid to transfer a liability (an exit price) in the principal or most advantageous market for the asset or liability in an orderly transaction between market participants at the measurement date. Additionally, the inputs used to measure fair value are prioritized based on a three-level hierarchy. This hierarchy requires entities to maximize the use of observable inputs and minimize the use of unobservable inputs.

The Company groups its assets and liabilities at fair value in three levels, based on the markets in which the assets and liabilities are traded, and the reliability of the assumptions used to determine fair value. These levels are:

●	Level 1—Valuation is based upon quoted prices for identical instruments traded in active markets.
●	Level 2—Valuation is based upon inputs other than quoted prices included within Level 1 that are observable for the asset or liability, either directly or indirectly (i.e. interest rate and yield curves observable at commonly quoted intervals, default rates, etc.). Observable inputs include quoted prices for similar instruments in active and non-active markets. Level 2 includes those financial instruments that are valued with industry standard valuation models that incorporate inputs that are observable in the marketplace throughout the full term of the instrument or can otherwise be derived from or supported by observable market data in the marketplace. Level 2 inputs may also include insignificant adjustments to market observable inputs.
●	Level 3—Valuation is based upon one or more unobservable inputs that are significant in establishing a fair value estimate. These unobservable inputs are used to the extent relevant observable inputs are not available and are developed based on the best information available. These inputs may be used with internally developed methodologies that result in management’s best estimate of fair value.

The following table summarizes the fair value of financial instruments at September 30, 2022:

	September 30, 2022
(Thousands)	Level 1	Level 2	Level 3	Total
Assets:
Green coffee associated with forward contracts	$—	$51,323	$—	$51,323
Coffee futures contracts	—	—	—	—
Forward purchase and sales contracts	—	13,393	—	13,393
Coffee options	303	—	—	303
Total	$303	$64,716	$—	$65,019

Liabilities:
Coffee futures contracts	$703	$—	$—	$703
Forward purchase and sales contracts	—	4,654	—	4,654
Coffee options	—	—	—	—
Westrock Public Warrants	18,125	—	—	18,125
Westrock Private Warrants	—	—	14,208	14,208
Total	$18,828	$4,654	$14,208	$37,690

The following table presents the change in the fair value of Level 3 Westrock Private Warrant liabilities:

(Thousands)	Westrock Private Warrants
Fair value as of January 1, 2022	$—
Assumption of warrants	11,618
Change in fair value	2,590
Fair value as of September 30, 2022	$14,208

The following table summarizes the fair value of financial instruments at December 31, 2021:

	December 31, 2021
(Thousands)	Level 1	Level 2	Level 3	Total
Assets:
Green coffee associated with forward contracts	$—	$47,845	$—	$47,845
Coffee futures contracts	172	—	—	172
Forward purchase and sales contracts	—	13,593	—	13,593
Coffee options	—	—	—	—
Total	$172	$61,438	$—	$61,610

Liabilities:
Forward purchase and sales contracts	$—	$14,021	$—	$14,021
Total	$—	$14,021	$—	$14,021

Coffee futures contracts and coffee options are valued based on quoted market prices. The estimated fair value for green coffee inventories associated with forward contracts and forward sales and purchase contracts are based on exchange-quoted prices, adjusted for differences in origin, quantity, quality, and future delivery period, as the exchange quoted prices represent standardized terms for the commodity. These adjustments are generally determined using broker or dealer quotes or based upon observable market transactions. As a result, green coffee associated with forward contracts and forward sales and purchase contracts are classified within Level 2 of the fair value hierarchy.

Westrock Public Warrants are valued based on their quoted market price of $1.45 per warrant as of September 30, 2022. Westrock Private Warrants price of $1.92 per warrant are valued using a binomial lattice valuation model, which is considered to be a Level 3 fair value measurement. The primary unobservable inputs were as follows:

September 30, 2022
Stock price	$10.33
Exercise price	11.50
Expected term (years)	5.00
Expected volatility	16.50%
Risk-free rate of return	4.03%
Dividend yield	0.00%

Financial instruments consist primarily of cash, accounts receivable, accounts payable, and long-term debt. The carrying amount of cash, accounts receivable and accounts payable was estimated by management to approximate fair value due to the relatively short period of time to maturity for those instruments. On August 29, 2022, the Company entered into the Credit Agreement, which includes the Term Loan Facility and the Revolving Credit Facility. The Term Loan Facility and the Revolving Credit Facility are carried on the Condensed Consolidated Balance Sheets at amortized cost. In November 2021, we amended our Prior Term Loan Agreement and our Prior ABL Credit Agreement, which comprised our material long-term debt obligations at December 31, 2021. As there was no re-pricing of those obligations in connection with the amendments, the carrying amount of these obligations was estimated by management to approximate fair value as of December 31, 2021. The Prior Term Loan Facility and the Prior ABL Facility were carried on the Condensed Consolidated Balance Sheets at amortized cost. The fair value of the Term Loan Facility, Revolving Credit Facility, Prior Term Loan Facility and the Prior ABL Facility was determined based on Level 2 inputs under the fair value hierarchy.

Non-financial assets and liabilities, including property, plant and equipment, goodwill, and intangible assets are measured at fair value on a non-recurring basis. No events occurred during the three or nine months ended September 30, 2022 and 2021, requiring these non-financial assets and liabilities to be subsequently recognized at fair value.

Note 22. Fair Value Measurements

ASC 820, Fair Value Measurements, defines fair value at the exchange price that would be received for an asset or paid to transfer a liability (an exit price) in the principal or most advantageous market for the asset or liability in an orderly transaction between market participants at the measurement date. Additionally, the inputs used to measure fair value are prioritized based on a three-level hierarchy. This hierarchy requires entities to maximize the use of observable inputs and minimize the use of unobservable inputs.

The Company groups its assets and liabilities at fair value in three levels, based on the markets in which the assets and liabilities are traded, and the reliability of the assumptions used to determine fair value. These levels are:

●	Level 1 — Valuation is based upon quoted prices for identical instruments traded in active markets.
●	Level 2 — Valuation is based upon inputs other than quoted prices included within Level 1 that are observable for the asset or liability, either directly or indirectly (i.e. interest rate and yield curves observable at commonly quoted intervals, default rates, etc.). Observable inputs include quoted prices for similar instruments in active and non-active markets. Level 2 includes those financial instruments that are valued with industry standard valuation models that incorporate inputs that are observable in the marketplace throughout the full term of the instrument or can otherwise be derived from or supported by observable market data in the marketplace. Level 2 inputs may also include insignificant adjustments to market observable inputs.
●	Level 3 — Valuation is based upon one or more unobservable inputs that are significant in establishing a fair value estimate. These unobservable inputs are used to the extent relevant observable inputs are not available and are developed based on the best information available. These inputs may be used with internally developed methodologies that result in management’s best estimate of fair value.

The following table summarizes the fair value of financial instruments at December 31, 2021:

	Year Ended December 31, 2021
(Thousands)	Level 1	Level 2	Level 3	Total
Assets:
Green coffee associated with forward contracts	$—	$47,845	$—	$47,845
Coffee futures contracts	172	—	—	172
Forward sales contracts	—	13,593	—	13,593
Coffee options	—	—	—	—
Total	$172	$61,438	$—	$61,610

Liabilities:
Forward purchase contracts	$—	$14,021	$—	$14,021
Total	$—	$14,021	$—	$14,021

The following table summarizes the fair value of financial instruments at December 31, 2020:

	Year Ended December 31, 2020
(Thousands)	Level 1	Level 2	Level 3	Total
Assets:
Green coffee associated with forward contracts	$—	$26,212	$—	$26,212
Coffee futures contracts	2,091	—	—	2,091
Forward sales contracts	—	9,526	—	9,526
Coffee options	646	—	—	646
Total	$2,737	$35,738	$—	$38,475

Liabilities:
Forward purchase contracts	$—	$3,397	$—	$3,397
Total	$—	$3,397	$—	$3,397

Coffee futures contracts and coffee options are valued based on quoted market prices. The estimated fair value for green coffee inventories associated with forward contracts and forward sales and purchase contracts are based on exchange-quoted prices, adjusted for differences in origin, quantity, quality, and future delivery period, as the exchange quoted prices represent standardized terms for the commodity. These adjustments are generally determined using broker or dealer quotes or based upon observable market transactions. As a result, green coffee associated with forward contracts and forward sales and purchase contracts are classified within Level 2 of the fair value hierarchy.

Financial instruments consist primarily of cash, accounts receivable, accounts payable, and long-term debt. The carrying amount of cash, accounts receivable and accounts payable was estimated by management to approximate fair value due to the relatively short period of time to maturity for those instruments. In November 2021, we amended our Term Loan Agreement and our ABL Facility, which comprise our material long-term debt obligations. As there was no re-pricing of those obligations in connection with the amendments, the carrying amount of these obligations was estimated by management to approximate fair value as of December 31, 2021. The Term Loan Agreement and ABL Facility are carried on the Consolidated Balance Sheet at amortized costs. The fair value of the Term Loan Agreement and ABL Faciality was determined based on Level 2 inputs under the fair value hierarchy. Due to the LIBOR-based nature of the Term Loan and ABL Facility, and because the obligations were outstanding for less than 12 months, the carrying amount of these obligations was estimated by management to approximate fair value as of December 31, 2020.

Non-financial assets and liabilities, including property, plant and equipment, goodwill, and intangible assets are measured at fair value on a non-recurring basis. No events occurred during the year ended December 31, 2021, requiring these non-financial assets and liabilities to be subsequently recognized at fair value. During the year ended December 31, 2020, we determined that goodwill and certain intangible assets required subsequent recognition at fair value (see Note 3). The fair value of goodwill and certain intangible assets was determined based on Level 3 inputs under the fair value hierarchy.